Cash and Cash Equivalents and Restricted Cash (Details) - Schedule of consolidated statements of cash flows - CNY (¥) ¥ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Schedule of consolidated statements of cash flows [Abstract]
Cash and cash equivalents	¥ 844,684	¥ 972,803
Restricted cash	670,598	1,039,053
Less: allowance for restricted cash	(119)
Total	¥ 1,515,163	¥ 2,011,856